Property, plant and equipment (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020
Reconciliation of changes in property, plant and equipment [abstract]
Balance at beginning of period	[1]	$ 2,290
Balance at end of period		2,645	$ 2,290	[1]
Furniture and office equipment
Reconciliation of changes in property, plant and equipment [abstract]
Balance at beginning of period		552
Balance at end of period		1,244	552
Leasehold improvements
Reconciliation of changes in property, plant and equipment [abstract]
Balance at beginning of period		1,424
Balance at end of period		1,123	1,424
Land and Building
Reconciliation of changes in property, plant and equipment [abstract]
Balance at beginning of period		314
Balance at end of period		278	314
Costs
Reconciliation of changes in property, plant and equipment [abstract]
Balance at beginning of period		3,327	2,058
Additions		1,145	1,188
Dispositions			(107)
Effects of foreign exchange		(185)	188
Balance at end of period		4,287	3,327
Costs | Furniture and office equipment
Reconciliation of changes in property, plant and equipment [abstract]
Balance at beginning of period		1,078	580
Additions		1,094	534
Dispositions			(107)
Effects of foreign exchange		(74)	71
Balance at end of period		2,098	1,078
Costs | Leasehold improvements
Reconciliation of changes in property, plant and equipment [abstract]
Balance at beginning of period		1,856	1,118
Additions		51	654
Dispositions			0
Effects of foreign exchange		(77)	84
Balance at end of period		1,830	1,856
Costs | Land and Building
Reconciliation of changes in property, plant and equipment [abstract]
Balance at beginning of period		393	360
Additions		0	0
Dispositions			0
Effects of foreign exchange		(34)	33
Balance at end of period		359	393
Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Balance at beginning of period		(1,037)	(581)
Additions		(673)	(405)
Effects of foreign exchange		68	(51)
Balance at end of period		(1,642)	(1,037)
Accumulated depreciation | Furniture and office equipment
Reconciliation of changes in property, plant and equipment [abstract]
Balance at beginning of period		(526)	(291)
Additions		(362)	(207)
Effects of foreign exchange		34	(28)
Balance at end of period		(854)	(526)
Accumulated depreciation | Leasehold improvements
Reconciliation of changes in property, plant and equipment [abstract]
Balance at beginning of period		(432)	(232)
Additions		(298)	(183)
Effects of foreign exchange		23	(17)
Balance at end of period		(707)	(432)
Accumulated depreciation | Land and Building
Reconciliation of changes in property, plant and equipment [abstract]
Balance at beginning of period		(79)	(58)
Additions		(13)	(15)
Effects of foreign exchange		11	(6)
Balance at end of period		$ (81)	$ (79)

[1]	Please refer to Note 4 for retrospective change of accounting policy.